Critical Accounting Estimates And Judgments - Summary of Sensitivity Analysis Based on 10% Increase/Decrease in Assumptions of Gross Margin, Discount Rate, Terminal Growth Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [member] | Mining and construction services [member]
Disclosure Of Sensitivity Analysis [Line Items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent		19.18%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent		65.94%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent		42.92%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent		71.19%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent		28.99%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent		47.55%
Goodwill [member] | Engineering and construction [member]
Disclosure Of Sensitivity Analysis [Line Items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	81.31%	(42.68%)
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	146.07%	8.22%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	107.41%	(16.49%)
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	143.63%	17.85%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	86.86%	(27.56%)
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	117.91%	(7.84%)
Goodwill [member] | Electromechanical [member]
Disclosure Of Sensitivity Analysis [Line Items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	197.30%	32.16%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	478.08%	74.42%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	402.19%	51.14%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	620.85%	74.41%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	354.39%	36.77%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	416.25%	55.62%
Goodwill [member] | IT equipment and services [member]
Disclosure Of Sensitivity Analysis [Line Items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	0.32%	200.93%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	30.06%	285.63%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	18.54%	243.21%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	38.87%	289.04%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	11.25%	212.65%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	20.52%	247.06%
Goodwill [member] | Telecommunications services [member]
Disclosure Of Sensitivity Analysis [Line Items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	465.17%	(110.85%)
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	2190.66%	70.31%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	2232.86%	26.14%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	1339.26%	176.40%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	1967.37%	4.59%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	2394.81%	39.94%
Trademark [member] | Morelco SAS [member]
Disclosure Of Sensitivity Analysis [Line Items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	16.37%	22.37%
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	(4.79%)	42.03%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	(7.21%)	53.35%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	8.61%	29.19%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	22.92%	15.66%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	3.17%	34.94%
Trademark [member] | Vial y Vives-DSD [member]
Disclosure Of Sensitivity Analysis [Line Items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	(40.72%)	17.01%
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	(63.32%)	43.01%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	(58.56%)	56.88%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	(51.36%)	23.19%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	(45.65%)	10.88%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	(54.47%)	37.83%
Trademark [member] | Adexus S A [member]
Disclosure Of Sensitivity Analysis [Line Items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	22.10%	(8.18%)
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	(0.10%)	(9.91%)
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	(2.13%)	15.42%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	13.27%	(0.12%)
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	28.02%	(10.59%)
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	8.86%	1.89%